Related Party Balances And Transactions - Summary of Amounts Due to Related Parties (Detail)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,525,000
Hebei Jiahui Consultation Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,200,000
Liaoning Junan Automobile Consultation Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,315,000
Shanghai Autohome Financing Lease Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 10,000